CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash and cash equivalents		$ 12,038	$ 22,623
Trade and other receivables		834	78
Inventories		730	0
Other assets		519	0
Total Current Assets		14,121	22,701
Non-Current Assets
Property, plant and equipment		115,567	59,065
Other assets		4,261	6,551
Total Non-Current Assets		119,828	65,616
TOTAL ASSETS		133,949	88,317
Current Liabilities
Trade and other payables		5,028	9,892
Interest-bearing loans and borrowings		4,274	0
Provisions		193	22
Total Current Liabilities		9,495	9,914
Non-Current Liabilities
Interest-bearing loans and borrowings		54,441	0
Provisions		2,708	1,313
Total Non-Current Liabilities		57,149	1,313
TOTAL LIABILITIES		66,644	11,227
NET ASSETS		67,305	77,090
EQUITY
Contributed equity	[1]	104,050	102,278
Reserves		4,331	3,003
Accumulated losses		(41,076)	(28,191)
TOTAL EQUITY		$ 67,305	$ 77,090

[1]	Ordinary shares have no par value and the company does not have a limited amount of authorised capital.